Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net income	$ 44,013	$ 36,165	$ 26,499
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of fixed assets	3,053	3,205	2,937
Amortization of housing tax credits	6,147	6,778	7,046
Realized (gain) loss on sales of available-for-sale securities	454	4	(1,944)
Provision for (recapture of) loan losses	(7,466)	(1,002)	12,648
Income from company-owned life insurance	(2,656)	(2,325)	(2,303)
Deferred tax expense (benefit)	1,397	(1,659)	(3,830)
(Gain) Loss on Disposal of fixed assets	(4,533)	(1,063)	7
Accretion of securities	(1,622)	(1,380)	(1,087)
Amortization of securities	11,117	9,870	5,791
Stock based compensation expense	2,000	283	146
Repayment of operating lease liabilities	(2,330)	(2,076)	(2,020)
(Gain) on loans held for sale	(58)	(194)	(122)
Proceeds from sale of loans held for sale	9,585	50,194	59,896
Change in fair value of loans held for sale	23	(23)
Originations of loans held for sale	(2,300)	(42,969)	(66,016)
(Increase) in accrued interest receivable	(228)	(1,469)	(5,671)
(Increase) decrease in other assets	501	2,581	(2,334)
Increase (decrease) in accrued interest payable and other liabilities	3,960	32	(6,453)
Net cash flows provided by operating activities	61,057	54,952	23,190
Cash Flows from Investing Activities
Proceeds from maturities, prepayments, and calls of securities available-for-sale, net	213,596	194,578	188,653
Proceeds from sale of securities available-for-sale, net	195,907	700	49,233
Purchases of securities available-for-sale, net	(367,615)	(669,951)	(679,933)
Sales of restricted stock	22,718	1,988	2,252
Purchases of restricted stock	(27,081)	(1,875)	(8,500)
Proceeds from sales of property and equipment	8,260	2,561	0
Purchases of property and equipment, net of disposals	(23,075)	(1,083)	(2,697)
(Purchases of) proceeds from Company-owned life insurance	1,231	240	(7)
Repayment of finance lease liabilities	(152)	(152)	(16)
(Increase) decrease in loans made to customers, net	(151,352)	88,716	45,277
Net cash (used in) provided by investing activities	(127,563)	(384,278)	(405,738)
Cash Flows from Financing Activities
Net increase in non-interest-bearing accounts	29,845	78,838	230,997
Net increase (decrease) in interest-bearing accounts	(42,862)	65,133	162,958
Increase in other borrowed funds	68,100	50,000	150,000
Cash dividends paid	(15,742)	(14,871)	(14,905)
(Purchase) sale of treasury stock	97	(1,115)	(1,545)
Net cash flows provided by (used in) financing activities	39,438	177,985	527,505
Increase (decrease) in cash and cash equivalents	(27,068)	(151,341)	144,957
Beginning of period	77,363	228,704	83,747
End of period	50,295	77,363	228,704
Cash payments for:
Interest paid to depositors	3,411	2,856	10,194
Interest paid on other borrowed funds	4,324	1,430	1,456
Interest paid on finance lease	63	39	6
Income taxes	950	1,347	1,400
Change in unrealized gains on available-for-sale securities	(182,088)	(20,165)	26,668
Change in pension plan benefits	(1,280)	386	110
Lease liability arising from obtaining right of use assets	1,558	2,221	3,310
Premises & equipment transferred to property held for sale	3,449	$ 2,697	$ 447
Transfers from portfolio loans to loans held for sale	19,594
Financing of sale from loan held for sale	$ 9,000